Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets were as follows for the year ended December 31, 2017 and the period December 7, 2016 (inception) through December 31, 2016:

	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$2,400	$-
Total deferred tax assets	2,400	-

Deferred tax liabilities	-	-

Total deferred tax liabilities	-	-

Net deferred tax assets (liabilities)	2,400	-
Less valuation allowance	(2,400)	-
Net deferred tax assets (liabilities)	$-	$-

Schedule of Income Tax Benefit

The income tax expense (benefit) consisted of the following for the year ended December 31, 2017 and the period December 7, 2016 (inception) through December 31, 2016:

	2017	2016
Total current	$-	$-
Total deferred	-	-
	$-	$-

Schedule of Effective Tax Rates Reconciliation

The following is a reconciliation of the expected statutory federal income tax provision (15 percent) to the actual income tax benefit for the year ended December 31, 2017 and the period from December 7, 2016 (inception) through December 31, 2016:

	2017	2016
Federal statutory rate	$6,600	$-
State taxes, net of federal benefits	4,300	-
Permanent differences	(8,500)	-
Change in valuation allowance	(2,400)	-

	$-	$-